Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 125,000,456	$ 92,579,724
Investments, at fair value, Interest in EH Master Trust	1,687,627	1,476,972
Total investments at fair value	126,688,083	94,056,696
Notes receivable from participants	4,905,765	3,461,084
Receivables, Employer contributions	237,317	185,093
Total receivables	5,143,082	3,646,177
EBP, Net Asset Available for Benefit, Total	$ 131,831,165	$ 97,702,873